Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Term_loan Vessel	Dec. 31, 2015 USD ($) Vessel
Debt Instrument [Line Items]
Loans outstanding	$ 7,098,366	$ 7,480,374
Interest at a weighted-average fixed rate	3.70%	3.40%
Secured debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	23
Loans outstanding	$ 3,800,000	$ 4,000,000
Number of term loans which have balloon or bullet repayments | Term_loan	20
Number of vessels | Vessel	44	67
Outstanding term loans not guaranteed by Teekay or its subsidiaries	$ 60,400	$ 64,600
Secured debt [Member] | Certain Term Loans [Member]
Debt Instrument [Line Items]
Loans outstanding	$ 37,700	$ 48,600
Interest at a weighted-average fixed rate	2.90%	4.00%
Minimum [Member] | Secured debt [Member] | Remaining Term Loans [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Maximum [Member] | Secured debt [Member] | Remaining Term Loans [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.50%	3.50%